Related Party Transactions (Details) - Schedule of Amount Due from Related Parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	$ 408,309	$ 445,232
Amount due to related parties	19,179,016	21,179,818
Cai Yuntao [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties
Amount due to related parties		4,110
Chen Jun [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		10,282
Executives of a subsidiary as a group [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		8,915
Guoyi Qiankun (Beijing) Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		7,871
Hangzhou Yixing Medical Devices Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	37,825	41,073
Hengyang Tongdexiang medical Co. ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	78,692	101,192
Hengyang Hefukang Medical Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	10,004
Jingkang Zhixuan (Henan) medical technology Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		6,297
Li Changzhong [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		1,073
Nanjing Xirun Health Management Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	2,899	11,019
Nanning 6 Dimension Dental Clinic [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	57,649	62,600
Ning Quanxiu [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		9,905
Quan Xiaoyu [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	35,657	38,719
Shen Xuewu [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		54,988
Zhongqi Gaoda (Beijing) Investment Fund Management Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		13,742
Amount due to related parties	37,618
Zhongqi Harbor (Beijing) Capital Management Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	26,281	30,329
Zhongqi Xinxing Venture Investment Fund [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	43,492	47,226
Fu Xiaohong [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties
Mengzhou Xinde Concrete Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	50,572
Yue Xuexin岳学新 [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	64,803
Beijing Oddpoint Chuangshi Information Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	435
Du Jun [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	47,075	114,634
Anhui WanbaotangTraditional Chinese Medicine Museum Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	8,855	3,737
Bailinuo Wuhan Management Consulting Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties		3,744
Changxing Zhizhou Rehabilitation Nursing Home [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	50,740	62,968
Zhongqi Fortune Investment Management Nanjing centre [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	257,281	198,499
Executives as a group [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties		523,604
Fangzhou Yidao (Beijing) Health Technology Co., LTD [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	303,425	314,842
Hu Haibo [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1,805,809	1,805,809
Hunan Chenghe Enterprise Management Consulting Co. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	21,241	23,065
Jiangxi 123 investment management Co. Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties
Li Xiaoran [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	13,594	15,238
Mengzhou Dexin Concrete Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties		193,811
Mr. Li Zhiqiang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1,255,566	3,875,903
Mr.Qian Xiaofang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties		66,684
Mr.Yang Yang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties		1,069
Nanjing Fengfan Network Technology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	87,791	135,206
Wang Xuelei [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	225,726	225,726
Wang Yuying [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	24,083	28,965
Wangping [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	3,859,417	2,510,732
Wei Hong [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	3,277	3,141
Wen Liping [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	39,896	106,291
Xin Yu [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	16,275	17,672
Yang Hongming [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	3,689,964	3,879,317
You Jia [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	448,674	438,769
Yue Ziman [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1	2
Zhao Tianming [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	732,232	1,036,655
Lei Chen [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1,773,570	1,773,570
Liwen Wang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	624,034	624,034
Shandong Taipu Investment Limited Liability Partnership [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1,116,692	1,116,692
Sichuan Ruitao Technology Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	624,034	624,034
Guizhen Zuo [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	225,726	225,726
Xiaodong Wang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	687,009	687,009
Hangzhou Red Feather Enterprise Management Consulting L.P. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	345,231	345,231
Hangzhou Violet Stone Enterprise Management Consulting L.P. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	193,329	193,329
Jiujiang Ailaifu Medical Cosmetology Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties
Wilson Liu [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	528,209
Chen Yidong [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	98
Yang Yang [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	621
Zhongqi Xuanli Investment Management Nanjing LLP [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	1,450
Renhe Future Biotechnology (Changsha) Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amount Due from Related Parties [Line Items]
Amount due to related parties	$ 130,474